Receivables - Maturity analysis of lease receivables (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	€ 106	€ 114
Unearned finance income	(10)	(12)
Net investment in lease	96	102
Within 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	55	33
1 to 2 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	11	20
2 to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	9	16
3 to 4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	8	14
4 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	7	12
Later
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	€ 17	€ 19